CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES
CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES

	At December 31,
	2019	2018
	(€ thousand)
Financial derivatives	9,423	6,788
Other financial assets	1,986	3,386
Current financial assets	11,409	10,174

Current financial assets and other financial liabilities mainly relates to foreign exchange derivatives. The following table sets further the analysis of derivative assets and liabilities at December 31, 2019 and 2018.

	At December 31,
	2019		2018
	Positive fair value	Negative fair value	Positive fair value	Negative fair value
	(€ thousand)
Cash flow hedge:
Foreign currency derivatives	8,039	(14,547)	3,240	(10,853)
Interest rate caps	87	—	555	—
Total cash flow hedges	8,126	(14,547)	3,795	(10,853)
Other foreign currency derivatives	1,294	(244)	1,023	(489)
Interest rate caps	3	—	1,970	—
Total	9,423	(14,791)	6,788	(11,342)
Foreign currency derivatives which do not meet the requirements to be recognized as cash flow hedges are presented as other foreign currency derivatives. Interest rate caps relate to derivative instruments required as part of certain of the funding from securitization programs.
The following tables provide an analysis by foreign currency of outstanding derivative financial instruments based on their fair value and notional amounts:

	At December 31, 2019		At December 31, 2018
	Fair Value	Notional Amount	Fair Value	Notional Amount
	(€ thousand)
Currencies:
U.S. Dollar	2,826	1,338,800	(1,324)	487,336
Pound Sterling	(4,639)	175,247	613	138,609
Japanese Yen	923	272,183	(2,901)	113,596
Swiss Franc	(1,716)	87,632	(1,182)	64,229
Chinese Yuan	55	57,094	(82)	45,434
Other(1)	(2,817)	106,491	322	116,476
Total amount	(5,368)	2,037,447	(4,554)	965,680
______________________________
(1)    Other mainly includes the Australian Dollar, the Hong Kong Dollar and the Canadian Dollar.
At December 31, 2019 and 2018, all derivative financial instruments had a maturity of twelve months or less.
Cash flow hedges
The effects recognized in the consolidated income statement mainly relate to currency risk management and in particular the exposure to fluctuations in the Euro/U.S. Dollar exchange rate for sales in U.S. Dollars.
The policy of the Group for managing foreign currency risk normally requires hedging of a portion of projected future cash flows from trading activities and orders acquired (or contracts in progress) in foreign currencies which will occur within the following 12 months. It is considered reasonable that the hedging effect arising from this and recorded in the cash flow hedge reserve will be recognized in the consolidated income statement, mainly during the following 12 months.
Derivatives relating to currency risk management are treated as cash flow hedges where the derivative qualifies for hedge accounting. The amount recorded in the cash flow hedge reserve will be recognized in the consolidated income statement according to the timing of the flows of the underlying transaction.
The Group reclassified gains and losses, net of the tax effect, from other comprehensive income/(loss) to the consolidated income statement as follows:

	For the years ended December 31,
	2019	2018	2017
	(€ thousand)
Net (costs)/revenues	(22,055)	3,777	19,724
Income tax benefit/(expense)	6,153	(1,054)	(5,503)
Total recognized in the consolidated income statement	(15,902)	2,723	14,221

The ineffectiveness of cash flow hedges was not material for the years 2019, 2018 and 2017.